Revenue - Significant Changes in Contract Asset and Contract Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Contract assets:
Beginning balance	$ 0	$ 38	$ 38	$ 0
Transferred to receivables from contract assets recognized at the beginning of the period	0	(38)	(38)	0
Ending balance	8,439	0	0	38
Contract liabilities:
Beginning balance	19,164	20,911	20,911	16,835
Impact of ASC 606 adoption	0	0	0	(256)
Revenue recognized that was included in the contract liabilities beginning balance	(750)	(2,567)	(3,149)	(7,393)
Increase due to cash received and not recognized as revenue and billings in excess of revenue recognized during the period	18,231	2,627	1,402	11,725
Customer deposits reclassified to refund liabilities	(6,083)	0	0	0
Ending balance	$ 30,562	$ 20,971	$ 19,164	$ 20,911